Earnings (Loss) Per Share (Detail) ₩ / shares in Units, $ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2016 KRW (₩) ₩ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 KRW (₩) ₩ / shares shares	Dec. 31, 2014 KRW (₩) ₩ / shares shares
Earnings (losses) Per Share
Net income (loss) available for common shareholders (A)	₩ 250	$ 207	₩ (16,965)	₩ (20,907)
Weighted average outstanding shares of common shares (B)	6,948,900	6,948,900	6,948,900	6,948,900
Earnings (loss) per share Basic and diluted (A/B) | (per share)	₩ 36.00	$ 0.03	₩ (2,441.00)	₩ (3,009.00)